Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations - Asset And liabilities Held For Sale (Detail) - USD ($) $ in Millions		12 Months Ended
	Jun. 01, 2020	Dec. 31, 2020	Dec. 31, 2019
Assets
Property, plant and equipment	$ 581		$ 625
Goodwill and intangible assets	8,584		9,030
Other assets	371		310
Assets classified as held for sale	9,537		9,965
Liabilities
Trade and other payables	(581)		(659)
Deferred tax liabilities	(363)		(380)
Other liabilities	(101)		(106)
Liabilities associated with assets held for sale	(1,044)		$ (1,145)
Net assets disposed of	8,493
Exceptional gain on divestiture of Australia (discontinued operations)	1,919	$ 1,900
Recycling of CTA and cashflow hedges	426
Consideration received	$ 10,838